CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Comprehensive loss	$ (21,762)	$ (11,205)
Adjustments to reconcile loss and comprehensive loss to net cash used in operating activities (see appendix A)	1,907	2,677
Net cash used in operating activities	(19,855)	(8,528)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,613)	(1,636)
Other assets	(1,696)
Proceeds from disposal of financial assets at fair value through profit or loss, net	1	219
Changes in restricted bank deposits, net	(85)
Proceeds from sale of property and equipment		7
Net cash used in investing activities	(4,393)	(1,410)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of shares, net of issuance costs	35,029	9,525
Exercise of options by employees	1		[1]
Net cash provided by financing activities	35,030	9,525
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	10,782	(413)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	53,324	16,376
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	375	99
CASH AND CASH EQUIVALENTS - END OF PERIOD	64,481	16,062
Adjustments to reconcile loss and comprehensive loss to net cash used in operating activities
Depreciation	416	400
Changes in the fair value of derivative financial instruments		(80)
Exchange differences on cash and cash equivalents	(375)	(99)
Exchange differences on restricted deposits	7	(7)
Losses (gains) on financial assets at fair value through profit or loss	154	(173)
Loss on sale of property and equipment		2
Share-based compensation	1,601	560
Income and expenses not involving cash flows	1,803	603
Changes in operating asset and liability items:
Decrease (increase) in other receivables	(502)	1,058
Increase in accounts payable and accruals	606	1,016
Changes in operating asset and liability items	104	2,074
Adjustments to reconcile loss and comprehensive loss to net cash used in operating activities	1,907	2,677
Information regarding investment and financing activities not involving cash flows:
Liability with respect to property purchase	1,740	80
Supplementary information to the statement of cash flows
Taxes paid	31
Interest received	$ 209	$ 73

[1]	Represents an amount less than $ 1,000.